UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21449

Nuveen Municipal High Income Opportunity Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Municipal High Income Opportunity Fund (NMZ)
	January 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 115.6% (100.0% of Total Investments)
	MUNICIPAL BONDS – 114.5% (99.0% of Total Investments)
	National – 0.2% (0.1% of Total Investments)
$ 1,000	MuniMae Tax-Exempt Bond Subsidiary Redeemable Preferred Shares, Multifamily Housing Pool,	No Opt. Call	Ba1	$ 987,530
	5.125%, 12/31/55 (Mandatory put 9/30/15) (Alternative Minimum Tax)
	Alabama – 1.2% (1.0% of Total Investments)
1,000	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Green	8/20 at 100.00	N/R	929,140
	Mountain Management LLC Project,Series 2010, 8.750%, 8/01/30
1,000	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber	4/14 at 100.00	B2	1,002,590
	Co. Project, Series 1993, 6.450%, 12/01/23 (Alternative Minimum Tax)
1,845	Bessemer, Alabama, General Obligation Warrants, Series 2007, 6.500%, 2/01/37	2/17 at 102.00	N/R	1,677,492
2,000	Jefferson County, Alabama, General Obligation Refunding Warrants, Series 2003A, 5.000%,	4/14 at 100.00	A	1,994,560
	4/01/22 – NPFG Insured
1,000	Jefferson County, Alabama, General Obligation Warrants, Series 2004A, 5.000%, 4/01/24 –	4/14 at 100.00	A	969,700
	NPFG Insured
1,000	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	4/14 at 100.00	BBB	982,490
	Series 2004A, 5.000%, 1/01/24
7,845	Total Alabama			7,555,972
	Arizona – 5.4% (4.6% of Total Investments)
1,420	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender	1/18 at 100.00	AA–	1,589,094
	Option Bond Trust 3256, 18.375%, 1/01/29 (IF) (5)
1,760	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender	1/18 at 100.00	AA–	2,175,061
	Option Bond Trust 4695, 19.730%, 1/01/32 (IF) (5)
1,000	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, General Obligation	7/17 at 100.00	N/R	1,010,150
	Bonds, Series 2007, 6.200%, 7/15/32
310	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	4/14 at 100.00	N/R	310,527
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
6,720	Maricopa County Industrial Development Authority, Arizona, Senior Living Facility Revenue	4/14 at 100.00	CC	5,654,544
	Bonds, Christian Care Mesa II Inc., Series 2004A, 6.625%, 1/01/34 (Alternative Minimum Tax)
	Phoenix Industrial Development Authority, Arizona, Educational Revenue Bonds, Keystone
	Montessori School, Series 2004A:
790	7.250%, 11/01/23	11/16 at 100.00	N/R	802,016
1,715	7.500%, 11/01/33	11/16 at 100.00	N/R	1,732,647
3,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University	6/22 at 100.00	A+	3,117,240
	Project, Tender Option Bond Trust 1086, 17.519%, 6/01/42 – AGM Insured (IF) (5)
550	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah	12/14 at 100.00	BBB–	538,236
	Webster Basic Schools Inc., Series 2004, 6.125%, 12/15/34
90	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Pointe	No Opt. Call	AA+ (6)	91,914
	Educational Services Charter School, Series 2004, 6.250%, 7/01/14 (ETM)
40	Pima County Industrial Development Authority, Arizona, Choice Education and Development	No Opt. Call	N/R	40,731
	Charter School Revenue Bonds, Series 2006, 6.000%, 6/01/16
490	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds Legacy	7/19 at 100.00	N/R	533,639
	Traditional School Project, Series 2009, 8.500%, 7/01/39
2,500	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden	1/22 at 100.00	B	2,465,275
	Traditional Schools Project, Series 2012, 7.500%, 1/01/42
	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise
	Education Center Project, Series 2010:
1,325	6.000%, 6/01/40	6/19 at 100.00	BBB–	1,302,502
500	6.100%, 6/01/45	6/19 at 100.00	BBB–	493,075
1,150	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract	4/14 at 100.00	BBB–	1,150,081
	Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.250%, 10/01/22 – ACA Insured
3,575	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series	12/17 at 102.00	B–	3,295,364
	2008, 7.000%, 12/01/27
2,000	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal Econmic Development Bonds,	5/22 at 100.00	B	2,241,980
	Series 2012A, 9.750%, 5/01/25
2,500	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	BBB	2,513,025
	Prepay Contract Obligations, Series 2007, 5.500%, 12/01/37
1,000	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series	4/14 at 100.00	A–	1,001,300
	2007, 4.700%, 4/01/22
1,000	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona	9/14 at 100.00	BB+	1,002,440
	Agribusiness and Equine Center Charter School, Series 2004A, 5.850%, 9/01/24
1,000	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water &	12/17 at 100.00	N/R	862,510
	Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)
34,435	Total Arizona			33,923,351
	California – 15.4% (13.4% of Total Investments)
1,470	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender	No Opt. Call	AA	1,919,129
	Option Bond Trust 2985, 17.965%, 4/01/16 (IF)
1,000	Calfornia Enterprise Development Authority, Recovery Zone Facility Revenue Bonds, SunPower	4/21 at 100.00	N/R	1,085,590
	Cporporation – Headquarters Project, Series 2010, 8.500%, 4/01/31
1,810	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	B–	1,352,396
	County Tobacco Securitization Corporation, Series 2005, 5.125%, 6/01/38
	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital
	and Clinics, Tender Option Bond Trust 3267:
1,875	20.465%, 11/15/40 (IF) (5)	11/21 at 100.00	AA–	2,568,600
1,250	19.459%, 5/15/31 (IF) (5)	11/21 at 100.00	AA–	1,629,750
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and
	Clinics, Tender Option Bond Trust 3294:
250	18.120%, 8/15/41 (IF) (5)	8/22 at 100.00	AA–	269,820
1,000	18.115%, 8/15/41 (IF) (5)	8/22 at 100.00	AA–	1,079,250
1,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	N/R	1,017,870
	Series 2010B, 7.250%, 8/15/45
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series	11/19 at 100.00	AA	1,179,480
	2009, 8.500%, 11/01/39
2,000	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning	6/20 at 102.00	N/R	2,035,040
	Corporation, Series 2012A, 7.000%, 6/01/47
3,425	California State University, Systemwide Revenue Bonds, Tender Option Bond Trust 4696, 17.887%,	5/15 at 100.00	Aa2	3,953,135
	11/01/35 – AMBAC Insured (IF) (5)
1,300	California State, General Obligation Bonds, Tender Option Bond Trust 3162, 19.995%, 3/01/18 –	No Opt. Call	AA	1,863,732
	AGM Insured (IF)
1,000	California Statewide Communities Development Authority, Community Facilities District 2012-01,	9/23 at 100.00	N/R	924,930
	Fancher Creek, Special Tax Bonds, Series 2013A, 5.700%, 9/01/43
520	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes	10/19 at 100.00	BBB+	545,158
	of the West, Series 2010, 6.250%, 10/01/39
4,000	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	D	15,600
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (4)
1,980	California Statewide Communities Development Authority, Statewide Community Infrastructure	9/21 at 100.00	N/R	1,997,642
	Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41
500	California Statewide Community Development Authority, Revenue Bonds, California Baptist	11/21 at 100.00	N/R	560,235
	University, Series 2011A, 7.500%, 11/01/41
1,825	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB–	1,825,402
	Health System, Series 2005A, 5.250%, 7/01/35
2,865	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series	3/14 at 102.00	N/R	2,883,221
	2004A, 7.750%, 3/01/34
2,000	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	2,211,920
	Series 2007C, 5.750%, 7/01/47 – FGIC Insured
515	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	5/18 at 100.00	AA–	540,292
	Option Bond Trust 3048, 17.869%, 11/15/38 (IF)
	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender
	Option Bond Trust 3102:
745	18.052%, 11/15/38 (IF) (5)	5/18 at 100.00	AA–	781,848
1,000	19.146%, 11/15/48 (IF) (5)	5/18 at 100.00	AA–	1,073,720
995	California Statewide Community Development Authority, Subordinate Lien Multifamily Housing	5/14 at 100.00	N/R	992,403
	Revenue Bonds, Corona Park Apartments, Series 2004I-S, 7.750%, 1/01/34 (Alternative
	Minimum Tax)
	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,
	Franciscan Mobile Home Park Refunding, Series 2007A:
2,000	5.000%, 12/15/37	12/17 at 100.00	A	2,007,920
1,915	6.500%, 12/15/47	12/17 at 100.00	N/R	1,856,305
1,340	Elk Grove Community Facilities District 2005-1, California, Special Tax Bonds, Series 2007,	9/15 at 102.00	N/R	1,294,252
	5.250%, 9/01/37
500	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	4/14 at 100.00	A+	528,540
	Redevelopment Project, Tender Option Bonds Trust 1013, 18.986%, 9/01/32 – AMBAC
	Insured (IF) (5)
1,000	Fontana, California, Special Tax Bonds, Community Facilities District 31 Citrus Heights North,	9/14 at 102.00	N/R	1,009,320
	Series 2006, 5.000%, 9/01/26
3,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	7/14 at 100.00	A	2,845,140
	1995A, 5.000%, 1/01/35 – NPFG Insured
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Tender Option Bond Trust 1011:
250	17.639%, 6/01/38 – FGIC Insured (IF) (5)	6/15 at 100.00	A2	250,120
750	17.639%, 6/01/45 (IF) (5)	6/15 at 100.00	A2	691,620
1,000	17.618%, 6/01/45 (IF) (5)	6/15 at 100.00	A2	922,250
1,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AA+	1,005,590
	Asset-Backed Revenue Bonds, Tender Option Bonds Trust 3107, 17.972%, 6/01/45 –
	AMBAC Insured (IF)
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
6,250	5.000%, 6/01/33	6/17 at 100.00	B	4,801,937
1,935	5.750%, 6/01/47	6/17 at 100.00	B	1,531,785
1,950	5.125%, 6/01/47	6/17 at 100.00	B	1,412,717
2,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B	1,516,600
	Bonds, Series 2007A-2, 5.300%, 6/01/37
1,500	Grossmont Healthcare District, California, General Obligation Bonds, Tender Option Bond Trust	No Opt. Call	Aa2	2,376,180
	3253, 22.981%, 1/15/19 (IF) (5)
1,000	Hemet Unified School District Community Facilities District 2005-3, Riverside County,	9/14 at 100.00	N/R	982,850
	California, Special Tax Bonds, Series 2007, 5.750%, 9/01/39
1,000	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	8/15 at 100.00	N/R	819,680
	2005, 5.000%, 8/01/25 – AMBAC Insured
1,200	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2 Improvement	9/15 at 100.00	N/R	1,205,676
	Area A, Canyon Hills, Series 2004A, 5.950%, 9/01/34
145	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment	No Opt. Call	BBB	157,137
	Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39
190	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment	8/19 at 100.00	N/R (6)	246,044
	Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39 (Pre-refunded 8/01/19)
550	Lathrop Financing Authority, California, Revenue Bonds, Water Supply Project Series 2003,	6/14 at 100.00	N/R	550,528
	6.000%, 6/01/35
500	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B,	9/23 at 100.00	N/R	500,350
	5.250%, 9/01/32
1,000	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	1,080,710
	2007A, 5.500%, 11/15/37
850	Los Angeles County, California, Community Development Commission Headquarters Office Building,	9/21 at 100.00	Aa3	966,714
	Lease Revenue Bonds, Community Development Properties Los ANgeles County Inc., Tender
	Option Bond Trust Series 2011-23B, 18.106%, 9/01/42 (IF) (5)
1,825	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/20 at 100.00	AA	2,191,752
	Airport, Tender Option Bond Trust 10-27B, 18.378%, 5/15/40 (IF) (5)
1,000	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series	9/21 at 100.00	A–	1,185,540
	2011A, 7.000%, 9/01/31
	March Joint Powers Redevelopment Agency, California, March Air Force Base Redevelopment
	Project Tax Allocation Revenue Bonds, Series 2011A:
1,000	7.000%, 8/01/26	8/21 at 100.00	BBB+	1,144,990
1,500	7.500%, 8/01/41	8/21 at 100.00	BBB+	1,680,885
470	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds,	9/14 at 100.00	N/R	439,135
	Community Facilities District 2005-3, Series 2007, 5.000%, 9/01/37
1,000	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	1,224,130
	2009B, 6.500%, 11/01/39
500	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	594,055
	City Redevelopment Project, Series 2011, 7.000%, 8/01/32
330	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	365,181
	Project, Series 2011, 6.750%, 9/01/40
	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010:
625	5.250%, 11/01/21	11/20 at 100.00	Baa3	643,544
1,000	6.000%, 11/01/41	11/20 at 100.00	Baa3	964,590
250	Palomar Pomerado Health, California, General Obligation Bonds, Tender Option Bond Trust 4683,	8/17 at 100.00	AA–	266,960
	18.042%, 8/01/37 – NPFG Insured (IF) (5)
1,000	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB–	1,039,760
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
733	River Rock Entertainment Authority, California, Revenue Bonds, Senior Notes Series 2011B,	11/15 at 104.00	N/R	657,655
	8.000%, 11/01/18
1,000	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple	10/14 at 100.00	BBB	916,360
	Projects, Series 2004, 5.000%, 10/01/35 – SYNCORA GTY Insured
1,200	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A–	1,347,696
	Area, Series 2011B, 6.750%, 10/01/30
	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program
	Facilities Projects, Tender Option Bond Trust 4698:
750	18.735%, 12/01/30 – AMBAC Insured (IF) (5)	No Opt. Call	A	1,045,170
2,015	18.375%, 12/01/33 – AMBAC Insured (IF) (5)	No Opt. Call	A	2,576,863
2,500	San Bernardino Community College District, California, General Obligation Bonds, Tender Option	8/16 at 100.00	AA	3,159,000
	Bond Trust 11780, 17.396%, 2/01/27 – AGM Insured (IF)
	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
960	8.000%, 12/01/26	12/21 at 100.00	BB	1,156,080
1,000	8.000%, 12/01/31	12/21 at 100.00	BB	1,172,550
1,000	San Jose, California, Airport Revenue Bonds, Tender Option Bond Trust 3923, 18.093%, 9/01/31 –	3/17 at 100.00	AA	1,058,560
	AMBAC Insured (IF) (5)
1,000	Santa Margarita Water District, California, Special tax Bonds, Community Facilities District	9/23 at 100.00	N/R	1,017,360
	2013-1 Village of Sendero, Series 2013, 5.625%, 9/01/43
1,000	Santee Community Development Commission, California, Santee Redevelopment Project Tax	2/21 at 100.00	A	1,159,050
	Allocation Bonds, Series 2011A, 7.000%, 8/01/41
1,000	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities	9/14 at 102.00	N/R	909,830
	District 03-02 Roripaugh, Series 2013, 5.450%, 9/01/26
1,000	Temecula Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment	4/14 at 100.00	A	1,000,240
	Project 1, Series 2002, 5.250%, 8/01/36 – NPFG Insured
1,890	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	B–	1,409,146
	Bonds, Series 2005A-1, 5.500%, 6/01/45
650	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project	9/21 at 100.00	BBB+	718,484
	Area, Series 2011A, 7.650%, 9/01/42
1,250	University of California, General Revenue Bonds, Tender Option Bond Trust 2013-24U, 18.301%,	5/23 at 100.00	AA	1,632,450
	5/15/39 (IF) (5)
97,598	Total California			97,543,144
	Colorado – 8.2% (7.1% of Total Investments)
1,500	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2008, 9.250%, 12/01/37	12/15 at 100.00	N/R	786,030
1,015	Bradburn Metropolitan District 3, Westminster, Adams County, Colorado, General Obligation	12/15 at 100.00	N/R	1,027,434
	Limited Tax Refunding Bonds, Series 2010, 7.500%, 12/01/39
2,000	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax	7/18 at 100.00	NA	1,994,340
	Convertible to Unlimited Tax, Refunding Series 2013, 7.000%, 12/01/23
2,000	Cimarron Metropolitan District, Arvada, Colorado, Limited Tax Revenue Bonds, Convertible to	10/17 at 100.00	N/R	1,899,080
	Unlimited Tax, Series 2012, 6.000%, 12/01/22
750	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	7/18 at 100.00	BB	715,725
	Community Leadership Academy Project, Series 2008, 6.250%, 7/01/28
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Jefferson	2/16 at 101.00	N/R	834,920
	County School District R-1 – Compass Montessori Secondary School, Series 2006, 5.625%, 2/15/36
1,500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Mountain	10/22 at 100.00	N/R	1,366,260
	Phoenix Community School, Series 2012, 7.000%, 10/01/42
1,930	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor	5/17 at 100.00	BBB–	1,712,219
	Academy, Series 2007A, 5.700%, 5/01/37
1,890	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of	6/18 at 102.00	N/R	1,889,206
	Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38
1,350	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Colorado Senior Residences	6/22 at 100.00	N/R	1,342,818
	Project, Series 2012, 6.750%, 6/01/32
2,500	Colorado Health Facilities Authority, Health Care Facilities Revenue Bonds, American Baptist	2/24 at 100.00	N/R	2,470,725
	Homes of the Midwest Obligated Group, Series 2013, 8.000%, 8/01/43
750	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of	No Opt. Call	AA–	949,800
	Leavenworth Health Services Corporation, Tender Option Bond Trust 3702, 19.429%, 1/01/18 (IF) (5)
1,285	Colorado Health Facilities Authority, Revenue Bonds, Craig Hospital Project, Series 2012,	12/22 at 100.00	A–	1,355,290
	5.000%, 12/01/32 (UB) (5)
1,000	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	A–	1,009,090
	Society, Series 2006, 5.250%, 6/01/36
	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2007:
1,022	5.000%, 9/01/16 (Alternative Minimum Tax) (7)	No Opt. Call	N/R	790,387
5,045	6.750%, 4/01/27 (Alternative Minimum Tax)	4/17 at 100.00	N/R	4,573,494
2,448	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series	No Opt. Call	N/R	2,237,868
	2013, 6.875%, 10/01/27 (Alternative Minimum Tax)
2,000	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation	12/22 at 100.00	N/R	2,002,920
	Bonds, Series 2012A, 6.750%, 12/01/39 – RAAI Insured
	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
1,000	5.400%, 12/01/27	12/17 at 100.00	N/R	779,080
1,500	5.450%, 12/01/34	12/17 at 100.00	N/R	1,081,710
2,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 –	No Opt. Call	A	1,009,120
	NPFG Insured
1,070	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment	3/20 at 100.00	N/R	1,111,024
	Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40
1,996	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds,	12/19 at 100.00	N/R	2,023,425
	Series 2009A-1, 9.000%, 8/01/39 (Mandatory put 12/01/19)
3,145	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds,	1/18 at 100.00	N/R	3,149,026
	Series 2007, 6.750%, 1/01/34
5	Maher Ranch Metropolitan District 4, Colorado, General Obligation Limited Tax Bonds, Series	12/17 at 100.00	N/R	4,407
	2007, 5.250%, 12/01/36 – RAAI Insured
1,000	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series	12/16 at 100.00	N/R	804,430
	2007, 5.500%, 12/01/27
500	Pinery West Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series	12/17 at 100.00	N/R	476,900
	2007, 5.000%, 12/01/27 – RAAI Insured
5,265	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs	No Opt. Call	A	6,396,764
	Utilities, Series 2008, 6.500%, 11/15/38
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private
	Activity Bonds, Series 2010:
1,000	6.500%, 1/15/30	7/20 at 100.00	Baa3	1,089,910
1,000	6.000%, 1/15/41	7/20 at 100.00	Baa3	1,036,160
1,440	Rendezous Residential Metropolitan District, Colorado, Limited Tax General Obligation Bonds,	12/17 at 100.00	N/R	1,293,869
	Refunding Series 2007, 5.375%, 12/01/21
3,000	Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax	12/17 at 100.00	N/R	750,480
	Convertible to Unlimited, Series 2007, 7.250%, 12/01/31 (4)
1,815	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax	12/20 at 100.00	N/R	1,880,667
	Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39
56,721	Total Colorado			51,844,578
	Connecticut – 1.2% (1.1% of Total Investments)
2,500	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	2,734,650
	Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39
4,668	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series	No Opt. Call	N/R	3,229,691
	2013A, 6.050%, 7/01/31
1,000	Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority Distribution Payment Public	7/14 at 100.00	B	900,130
	Improvement Bonds, Series 2003, 5.250%, 1/01/33
1,000	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series	4/21 at 100.00	N/R	1,024,710
	2011aA, 7.000%, 4/01/41
9,168	Total Connecticut			7,889,181
	District of Columbia – 0.8% (0.7% of Total Investments)
225	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	No Opt. Call	Baa1	238,394
	Series 2001, 6.500%, 5/15/33
1,000	District of Columbia, Revenue Bonds, Cesar Chavez Public Charter Schools for Public Policy,	11/20 at 100.00	BBB–	1,088,320
	Series 2011, 7.500%, 11/15/31
2,500	District of Columbia, Revenue Bonds, Howard University, Tender Option Bond Trust 1006,	4/21 at 100.00	BBB+	3,484,800
	23.644%, 10/01/37 (IF) (5)
250	District of Columbia, Revenue Bonds, KIPP DC Issue, Series 2013A, 6.000%, 7/01/33	7/23 at 100.00	BBB+	269,395
3,975	Total District of Columbia			5,080,909
	Florida – 14.9% (12.9% of Total Investments)
1,500	Alachua County Health Facilities Authority, Florida, Health Facilties Revenue Bonds, Terraces	No Opt. Call	N/R	1,642,860
	at Bonita Springs Project, Series 2011A, 8.125%, 11/15/46
925	Ave Maria Stewardship Community Development District, Florida, Capital Improvement Revenue	5/16 at 100.00	N/R	789,700
	Bonds, Series 2006A, 5.125%, 5/01/38
1,980	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series	5/22 at 100.00	N/R	1,974,753
	2012, 6.700%, 5/01/42
1,505	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2005,	5/15 at 101.00	N/R	1,429,464
	5.300%, 5/01/35 (4)
225	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2003A,	5/14 at 100.00	N/R	225,781
	6.900%, 5/01/35
965	Beeline Community Development District, Palm Beach County, Florida, Special Assessment Bonds,	5/18 at 100.00	N/R	1,005,067
	Series 2008A, 7.000%, 5/01/37
1,000	Bellalago Educational Facilities Benefit District, Florida, Capital Imporvement Bonds, Series 2004A,	5/14 at 100.00	N/R	1,000,370
	6.000%, 5/01/33
905	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Phase 1	11/24 at 100.00	N/R	903,145
	Project, Series 2013A, 6.125%, 11/01/33
1,000	Boggy Creek Improvement District, Orlando, Florida, Special Assessment Revenue Bonds,	5/23 at 100.00	N/R	884,950
	Refunding Series 2013, 5.125%, 5/01/43
2,700	Brevard County, Florida, Industrial Development Revenue Bonds, TUFF Florida Tech Project,	11/19 at 100.00	BBB–	2,771,118
	Series 2009, 6.500%, 11/01/29
700	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%,	11/14 at 101.00	Ba2	717,878
	11/01/20 (Alternative Minimum Tax)
1,435	Capital Projects Finance Authority, Florida, Student Housing Revenue Bonds, Capital Projects Loan	4/14 at 100.00	A	1,346,748
	Program, Series 2001F-1, 5.000%, 10/01/31 – NPFG Insured
2,000	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue	5/24 at 100.00	N/R	2,008,060
	Bonds, Arlington of Naples Project, Series 2014A, 7.750%, 5/15/35
1,000	Copperstone Community Development District, Manatee County, Florida, Capital Improvement	5/17 at 100.00	N/R	911,420
	Revenue Bonds, Series 2007, 5.200%, 5/01/38
1,945	Cordoba Ranch Community Development District, Hillsborough County, Florida, Special Assessment	5/16 at 100.00	N/R	1,928,506
	Revenue Bonds, Series 2006, 5.550%, 5/01/37
1,000	Fishhawk Community Development District IV, Hillsborough County, Florida, Special Assessment	5/23 at 100.00	N/R	1,026,060
	Revenue Bonds, Series 2013A, 7.000%, 5/01/33
2,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	6/21 at 100.00	BB–	2,023,260
	Charter School, Inc. Projects, Series 2011A, 7.625%, 6/15/41
4,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	6/23 at 100.00	N/R	4,026,720
	Charter School, Inc. Projects, Series 2013A, 8.500%, 6/15/44
2,500	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special	11/22 at 100.00	N/R	2,420,250
	Assessment Bonds, Doral Breeze Project Series 2012, 5.500%, 11/01/32
7,610	Harmony Community Development District, Florida, Special Assessment Bonds, Series 2001,	5/14 at 103.25	N/R	7,876,122
	7.250%, 5/01/32
2,805	Hawks Point Community Development District, Florida, Special Assessment Revenue Bonds, Series	5/17 at 100.00	N/R	2,736,137
	2007A, 5.300%, 5/01/39
3,000	Jacksonville, Florida, Economic Development Commission Health Care Facilities Revenue Bonds,	9/17 at 100.00	N/R	3,224,700
	Florida Proton Therapy Institute Project, Series 2007A, 6.250%, 9/01/27
1,000	Lake County, Florida, Industrial Development Revenue Bonds, Crane’s View Lodge Project, Series	No Opt. Call	N/R	907,090
	2012A, 7.125%, 11/01/42
1,000	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds,	11/22 at 100.00	NA	938,580
	Series 2012, 5.750%, 11/01/42
2,000	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County	6/17 at 100.00	BB	1,891,820
	Community Charter Schools, Series 2007A, 5.375%, 6/15/37
1,000	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Shell	5/17 at 100.00	BB+	1,013,990
	Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project, Series 2007,
	5.000%, 11/15/22
1,685	Miami, Florida, Special Obligation Non-Ad Valorem Revenue Refunding Bonds, Series 2011A,	2/21 at 100.00	AA–	1,880,831
	6.000%, 2/01/30 – AGM Insured
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008, Trust 1145, 18.236%, 4/01/32 –	10/18 at 100.00	AA	1,075,040
	AGC Insured (Alternative Minimum Tax) (IF) (5)
1,250	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Tender Option Bond Trust	10/20 at 100.00	AA	1,469,850
	11834, 18.015%, 10/01/33 – AGM Insured (IF)
1,000	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds,	5/14 at 100.00	N/R	1,000,330
	Parking Garage Project, Series 2004A, 6.250%, 5/01/37
1,675	Myrtle Creek Improvement District, Florida, Special Assessment Revenue Bonds, Series 2006A,	5/16 at 100.00	N/R	1,536,042
	5.200%, 5/01/37
2,225	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach	5/15 at 101.00	N/R	2,243,401
	Gardens, Series 2004A, 5.900%, 5/01/35
1,000	Orchid Grove Community Development District, Florida, Special Assessment Bonds, Series 2005,	5/15 at 101.00	N/R	905,670
	5.450%, 5/01/36
3,315	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Lake	4/14 at 100.00	N/R	3,178,820
	Delray Apartments, Series 1999A, 6.400%, 1/01/31 (Alternative Minimum Tax)
1,585	Palm Glades Community Development District, Florida, Special Assessment Bonds, Series 2006A,	5/16 at 100.00	N/R	1,503,563
	5.300%, 5/01/36
4,575	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina,	4/14 at 100.00	N/R	4,103,271
	Series 2004, 5.750%, 5/01/35
995	Poinciana West Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/17 at 100.00	N/R	916,674
	6.000%, 5/01/37
1,000	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	A	1,020,240
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
1,965	Reunion West Community Development District, Florida, Special Assessment Bonds, Series	5/22 at 100.00	N/R	1,872,154
	2004A-1, 6.250%, 5/01/36
1,315	Stoneybrook Venice Community Development District, Florida, Capital Improvement Revenue Bonds,	5/18 at 100.00	N/R	1,328,019
	Series 2007, 6.750%, 5/01/38
1,250	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/17 at 100.00	N/R	919,425
	Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39
2,515	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/19 at 100.00	N/R	1,508,195
	Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40
1,540	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/22 at 100.00	N/R	684,299
	Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40
	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note,
	Series 2007-3:
120	6.375%, 5/01/17 (4)	No Opt. Call	N/R	1
1,360	6.650%, 5/01/40 (4)	5/18 at 100.00	N/R	14
2,845	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series	5/17 at 100.00	N/R	28
	2007A-2, 5.250%, 5/01/39 (4)
	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing
	ParcelSeries 2007-1. RMKT:
5	6.375%, 5/01/17 (4)	No Opt. Call	N/R	4,943
120	6.650%, 5/01/40 (4)	5/18 at 100.00	N/R	119,423
750	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing	5/17 at 100.00	N/R	624,600
	ParcelSeries 2007A-1. RMKT, 5.250%, 5/01/39 (4)
	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding
	Series 2012A-1:
165	6.375%, 5/01/17	No Opt. Call	N/R	159,448
555	5.250%, 5/01/39	5/17 at 100.00	N/R	500,632
2,365	6.650%, 5/01/40	5/17 at 100.00	N/R	2,365,095
4,865	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	5/14 at 101.00	BB	4,641,696
	5.400%, 5/01/37
	Tolomato Community Development District, Florida, Special Assessment Bonds,
	Southern/Forbearance Parcel Series 2007-2:
530	6.375%, 5/01/17 (4)	No Opt. Call	N/R	309,287
5,510	6.650%, 5/01/40 (4)	5/18 at 100.00	N/R	3,096,730
1,000	Venetian Parc Community Development District, Miami-Dade County, Florida, Special Assessment	11/28 at 100.00	N/R	1,023,740
	Bonds, Area One Project, Series 2013, 6.500%, 11/01/43
	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003:
415	6.000%, 5/01/23	5/14 at 100.00	N/R	415,627
6,235	6.125%, 5/01/35	5/14 at 100.00	N/R	6,238,492
104,430	Total Florida			94,270,129
	Georgia – 1.8% (1.5% of Total Investments)
1,000	Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds,	11/23 at 100.00	A–	905,610
	Testletree Village Apartments, Series 2013A, 5.000%, 11/01/48
950	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	A2	1,111,120
1,250	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/20 at 100.00	B+	1,479,300
	Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29
1,170	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/15 at 100.00	B+	1,238,679
	Lines, Inc. Project, Series 2009B, 9.000%, 6/01/35 (Alternative Minimum Tax)
1,880	Douglas County Development Authority, Georagia, Charter School Revenue Bonds, Brighten Academy	10/23 at 100.00	N/R	1,904,271
	Project, Series 2013A, 7.125%, 10/01/43
1,000	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series	4/23 at 100.00	N/R	884,240
	2013A, 6.500%, 4/01/43
1,000	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care,	7/17 at 100.00	N/R	836,490
	Lenbrook Square Project, Series 2006A, 5.125%, 7/01/37
1,140	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care,	No Opt. Call	NA	1,134,437
	Lenbrook Square Project, Series 2006B, 7.300%, 7/01/42
2,000	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2012B, 3.000%, 7/01/18	7/14 at 100.00	N/R	1,766,040
11,390	Total Georgia			11,260,187
	Guam – 0.5% (0.4% of Total Investments)
2,445	Guam Government, General Obligation Bonds, 2009 Series A, 7.000%, 11/15/39	11/19 at 100.00	BB–	2,583,191
330	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43	10/23 at 100.00	BBB	345,474
	(Alternative Minimum Tax)
2,775	Total Guam			2,928,665
	Hawaii – 0.4% (0.4% of Total Investments)
897	Hawaii Department of Budget and Finance, Private School Revenue Bonds, Montessori of Maui,	2/17 at 100.00	N/R	800,581
	Series 2007, 5.500%, 1/01/37
1,655	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric	7/19 at 100.00	Baa1	1,800,044
	Company, Inc. and Subsidiary Projects, Series 2009, 6.500%, 7/01/39
2,552	Total Hawaii			2,600,625
	Idaho – 0.1% (0.1% of Total Investments)
500	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Tender	3/22 at 100.00	A	529,140
	Option Bond Trust 1102, 17.617%, 3/01/47 – AGM Insured (IF) (5)
	Illinois – 9.4% (8.2% of Total Investments)
1,887	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State	No Opt. Call	N/R	1,748,961
	Redevelopoment Project, Series 2012, 6.100%, 1/15/29
2,775	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds,	4/14 at 100.00	N/R	2,110,637
	Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26
2,000	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	B3	1,972,080
	Corporation Project, Series 2010, 6.500%, 10/15/40
2,180	Evanston, Illinois, Educational Facility Revenue Bonds, Roycemore School Project, Series 2011,	7/21 at 100.00	N/R	2,327,630
	8.250%, 7/01/41
1,000	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc., Refunding Series 2010,	5/15 at 100.00	BBB–	1,008,260
	5.500%, 5/15/23
3,370	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation,	12/16 at 100.00	BBB+	3,108,926
	Series 2007, 5.000%, 12/01/36
1,000	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	B3	986,040
	Corporation Project, Series 2010, 6.500%, 10/15/40
	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Series 2010A:
500	7.750%, 5/15/30	5/20 at 100.00	N/R	521,700
1,875	8.000%, 5/15/46	5/20 at 100.00	N/R	1,949,400
500	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Temps 75 Series 2010D-1,	4/14 at 100.00	N/R	500,600
	7.000%, 5/15/18
1,100	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	Baa2	1,136,762
	5.625%, 1/01/37
500	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series	4/16 at 100.00	Baa3	446,335
	2006A, 5.000%, 4/01/31
1,500	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 6.000%, 10/01/48	10/22 at 100.00	BBB–	1,524,555
1,000	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A, 5.750%, 5/15/38	5/17 at 100.00	N/R	990,860
2,500	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bond Trust	11/17 at 100.00	A	2,933,800
	4702, 20.014%, 11/15/37 (IF) (5)
2,900	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	3,538,957
2,770	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37	8/17 at 100.00	BBB	2,913,043
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009:
2,000	6.875%, 8/15/38	8/19 at 100.00	BBB+	2,186,500
3,850	7.000%, 8/15/44	8/19 at 100.00	BBB+	4,224,259
500	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc.,	3/20 at 100.00	AA–	527,910
	Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured
	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Tender Option Bond Trust 3908:
250	21.749%, 2/15/19 – AGM Insured (IF) (5)	No Opt. Call	AA	338,980
1,685	21.734%, 2/15/19 – AGM Insured (IF) (5)	No Opt. Call	AA	2,284,270
6,020	Illinois Finance Authority, Student Housing Revenue Bonds, MJH Education Assistance Illinois	6/14 at 100.00	Ca	4,876,138
	IV LLC, Fullerton Village Project, Series 2004A, 5.125%, 6/01/35 (4)
200	Illinois State, General Obligation Bonds, Series 2012A, 5.000%, 3/01/36	3/22 at 100.00	A–	202,178
1,105	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	N/R	627,154
	Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36
2,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	CCC–	1,347,540
	Revenue Bonds, Series 2005A-2, 5.500%, 1/01/36 – ACA Insured
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel
	Revenue Bonds, Series 2005B:
285	5.250%, 1/01/25	1/16 at 100.00	D	118,489
1,175	5.250%, 1/01/36	1/16 at 100.00	D	440,402
1,431	Lombard Public Facilities Corporation, Illinois, Third Tier Conference Center and Hotel	7/18 at 100.00	N/R	299,832
	Revenue Bonds, Series 2005C-3, 12.000%, 1/01/36 (4)
1,000	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 2 – Cambridge	3/15 at 102.00	N/R	994,850
	Lakes Project, Series 2005-2, 6.000%, 3/01/35
1,917	Plano Special Service Area 1, Illinois, Special Tax Bonds, Lakewood Springs Project, Series	3/14 at 102.00	N/R	1,921,313
	2004A, 6.200%, 3/01/34
800	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series	6/21 at 100.00	A–	888,696
	2010, 6.000%, 6/01/28
1,000	Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series 2013B,	12/23 at 100.00	N/R	996,680
	7.000%, 12/01/33
	Southwestern Illinois Development Authority, Illinois, Saint Clair County Comprehensive Mental
	Health Center, Series 2007:
865	6.200%, 6/01/17	No Opt. Call	N/R	884,402
3,020	6.625%, 6/01/37	6/17 at 103.00	N/R	2,673,244
950	Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Granite	3/14 at 100.00	N/R	951,245
	City Project, Series 2009B, 7.750%, 3/01/22
750	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe, Special	3/17 at 102.00	N/R	780,120
	Assessment Bonds, Series 2009, 7.875%, 3/01/32
970	Volo Village, Illinois, Special Service Area 3 Special Tax Bonds, Symphony Meadows Project 1,	3/16 at 102.00	N/R	931,025
	Series 2006, 6.000%, 3/01/36 (Mandatory put 2/29/16)
895	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project	1/17 at 102.00	N/R	611,339
	Revenue Bonds, Series 2007, 6.000%, 1/01/26
831	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2005-108 Autumn Creek Project,	3/16 at 102.00	N/R	720,660
	Series 2006, 6.000%, 3/01/36
62,856	Total Illinois			59,545,772
	Indiana – 3.4% (3.0% of Total Investments)
6,360	Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2004A,	7/14 at 100.00	N/R	6,255,504
	6.650%, 1/15/24
1,000	Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health Project, Tender Option	No Opt. Call	AA	1,436,120
	Bond Trust 10-77W, 19.088%, 4/01/30 – AMBAC Insured (IF) (5)
1,250	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation	No Opt. Call	A	1,992,650
	Guaranteed, Tender Option Bond Trust 2882, 17.846%, 4/15/17 (IF) (5)
2,000	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	No Opt. Call	BB–	1,621,280
	Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)
500	Indiana Finance Authority, Hospital Revenue Bonds, King’s Daughters’ Hospital and Health	8/20 at 100.00	BBB+	473,550
	Services, Series 2010, 5.500%, 8/15/45
	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Tender Option Bond Trust 3611:
1,290	18.231%, 6/01/17 (IF) (5)	No Opt. Call	Aa2	1,374,727
1,250	19.231%, 6/01/17 (IF) (5)	No Opt. Call	Aa2	1,543,250
1,000	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension	11/16 at 100.00	AA+	1,038,560
	Health, Tender Option Bond Trust 3301, 18.322%, 11/15/30 (IF) (5)
1,000	Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Series	11/23 at 100.00	N/R	1,013,780
	2013, 7.250%, 11/01/43 (Alternative Minimum Tax)
1,000	St. Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village	7/15 at 103.00	N/R	1,041,860
	Apartments, Series 2005A, 7.500%, 7/01/35
	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007:
250	5.700%, 9/01/37	9/17 at 100.00	N/R	234,543
4,050	5.800%, 9/01/47	9/17 at 100.00	N/R	3,761,883
20,950	Total Indiana			21,787,707
	Iowa – 0.9% (0.7% of Total Investments)
1,000	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	1,025,490
	5.500%, 7/01/25
2,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project,	8/22 at 100.00	BBB–	1,733,840
	Series 2012, 4.750%, 8/01/42
2,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	12/23 at 100.00	BB–	1,864,400
	Project, Series 2013, 5.250%, 12/01/25
1,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	B+	778,980
	5.375%, 6/01/38
6,000	Total Iowa			5,402,710
	Kentucky – 0.1% (0.1% of Total Investments)
500	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	532,115
	Medical Health System, Series 2010A, 6.000%, 6/01/30
	Louisiana – 3.6% (3.1% of Total Investments)
2,350	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing	7/23 at 100.00	N/R	2,187,333
	(US) LLC Project, Series 2013, 6.000%, 7/01/36
2,000	Louisana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation	12/21 at 100.00	N/R	2,115,980
	Project, Series 2011A, 7.750%, 12/15/31
8,500	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BBB	9,081,400
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
960	Louisiana Local Government Environmental Facilities and Community Development Authority,	6/16 at 101.00	N/R	944,448
	Revenue Bonds, CDF Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36
7,000	Louisiana Local Government Environmental Facilities and Community Development Authority,	12/17 at 100.00	N/R	3,845,660
	Revenue Bonds, Southgate Suites Retail Project, Series 2007A, 6.750%, 12/15/37 (4)
500	Louisiana Local Government Environmental Facilities and Community Development Authority,	11/20 at 100.00	BBB	544,560
	Revenue Bonds, Westlake Chemical Corporation Projects, Series 2010A-1, 6.500%, 11/01/35
	Louisiana Local Government Environmental Facilities and Community Development Authority,
	Revenue Bonds, Womans Hospital Foundation Project, Tender Option Bonds Trust 1012:
750	20.941%, 10/01/40 (IF) (5)	10/20 at 100.00	A–	963,690
750	20.929%, 10/01/40 (IF) (5)	10/20 at 100.00	A–	963,555
2,110	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy	12/23 at 100.00	N/R	2,131,796
	Foundation Project, Series 2013A, 8.125%, 12/15/33
24,920	Total Louisiana			22,778,422
	Maine – 0.5% (0.4% of Total Investments)
3,155	Portland Housing Development Corporation, Maine, Section 8 Assisted Senior Living Revenue	4/14 at 100.00	Baa2	3,177,684
	Bonds, Avesta Housing Development Corporation, Series 2004A, 6.000%, 2/01/34
	Maryland – 1.0% (0.9% of Total Investments)
1,100	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	BB+	998,734
	9/01/39 – SYNCORA GTY Insured
1,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	499,790
	Center, Series 2006A, 5.000%, 12/01/31 (4)
2,500	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	1,249,475
	Center, Series 2006B, 5.250%, 12/01/31
4,000	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds,	4/14 at 100.00	B3	3,481,400
	University of Maryland – Baltimore, Series 2003A, 5.750%, 10/01/33
8,600	Total Maryland			6,229,399
	Massachusetts – 0.2% (0.1% of Total Investments)
90	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds,	3/14 at 101.00	Caa3	64,473
	Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax) (4)
175	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	174,069
	Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)
424	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community	4/14 at 100.00	D	326,341
	Services Inc., Series 2012A, 6.000%, 2/15/43 (4)
334	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community	1/43 at 102.19	D	33,345
	Services Inc., Series 2012B, 0.000%, 2/15/43
488	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community	1/43 at 103.00	D	5
	Services Inc., Series 2012C, 0.000%, 2/15/43
480	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series	7/14 at 100.00	N/R	453,749
	2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)
1,991	Total Massachusetts			1,051,982
	Michigan – 3.1% (2.7% of Total Investments)
	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A:
1,115	5.500%, 5/01/21	5/14 at 100.00	B–	973,183
10	5.500%, 5/01/21 – ACA Insured	4/14 at 100.00	B–	8,728
4,000	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010,	11/20 at 100.00	AA	3,956,200
	5.250%, 11/01/35
565	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/22 – SYNCORA GTY	4/14 at 100.00	Caa3	404,105
	Insured (4)
750	Detroit, Michigan, General Obligation Bonds, Series 2004A-1, 5.250%, 4/01/19 – AMBAC Insured (4)	No Opt. Call	Caa3	685,988
	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital
	Obligated Group, Series 2007A:
1,000	4.875%, 8/15/27	8/17 at 100.00	N/R	915,790
1,000	5.000%, 8/15/38	8/17 at 100.00	N/R	841,940
990	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hope	4/21 at 100.00	BB	1,056,657
	Academy Project, Series 2011, 8.125%, 4/01/41
1,000	Michigan Finance AuthorIty, Public School Academy Limited Obligation Revenue Bonds, Voyageur	7/21 at 100.00	BB	1,013,200
	Academy Project, Series 2011, 8.000%, 7/15/41
1,710	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American	12/17 at 100.00	N/R	1,581,630
	Montessori Academy, Series 2007, 6.500%, 12/01/37
1,000	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler	11/15 at 100.00	BBB	1,006,260
	Park Academy Project, Series 2008, 6.500%, 11/01/35
1,000	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield	9/17 at 100.00	BBB–	845,500
	Public School Academy, Series 2007, 5.000%, 9/01/36
940	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David	6/17 at 100.00	N/R	865,618
	Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37
1,500	Michigan State Hospital Finance Authority, Revenue Bonds, Hills and Dales General Hospital,	11/15 at 102.00	N/R	1,511,715
	Series 2005A, 6.750%, 11/15/38
1,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series	12/23 at 100.00	N/R	963,130
	2013, 8.500%, 12/01/30 (Alternative Minimum Tax)
1,000	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,216,110
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
	Summit Academy North, Michigan, Revenue Bonds, Public School Academy Series 2005:
1,000	5.500%, 11/01/30	11/15 at 100.00	BB	836,830
500	5.500%, 11/01/35	11/15 at 100.00	BB	400,730
500	Summit Academy, Michigan, Revenue Bonds, Public School Academy Series 2005, 6.375%, 11/01/35	11/15 at 100.00	BB	474,625
20,580	Total Michigan			19,557,939
	Minnesota – 1.2% (1.0% of Total Investments)
1,325	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Series	6/14 at 102.00	N/R (6)	1,380,716
	2004A, 6.750%, 12/01/33 (Pre-refunded 6/01/14)
1,000	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series	5/15 at 100.00	N/R	1,022,110
	2005B, 6.000%, 5/01/30
1,035	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher	6/14 at 102.00	N/R (6)	1,078,087
	Ground Academy Charter School, Series 2004A, 6.625%, 12/01/23 (Pre-refunded 6/01/14)
1,100	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE	6/14 at 102.00	N/R	1,101,969
	Community Academy Charter School, Series 2004A, 6.750%, 12/01/33
3,000	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,	11/15 at 100.00	BBB–	3,059,220
	Series 2005, 6.000%, 11/15/35
7,460	Total Minnesota			7,642,102
	Mississippi – 0.3% (0.2% of Total Investments)
800	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care	10/19 at 101.00	N/R	706,608
	Apartments, Series 2004-2, 6.125%, 9/01/34 (Alternative Minimum Tax)
1,000	Warren County, Mississippi, Gulf Opportunity Zone Revenue Bonds, International Paper Company	9/18 at 100.00	BBB	1,098,000
	Project, Series 2008A, 6.500%, 9/01/32
1,800	Total Mississippi			1,804,608
	Missouri – 2.1% (1.8% of Total Investments)
1,000	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri,	10/19 at 100.00	A–	1,058,810
	Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36
2,000	Joplin Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Joplin	4/23 at 100.00	N/R	2,005,780
	Recovery TIF Redevelopment Project, Series 2013B, 5.875%, 4/01/36
5,935	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue	12/16 at 100.00	AA+	5,974,586
	Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC Insured
	(Alternative Minimum Tax) (UB) (5)
1,100	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series	6/15 at 103.00	N/R	942,238
	2007A, 5.350%, 6/15/32
995	Saint Louis Land Clearance for Redevelopment Authority, Missouri, Tax-Exempt Recovery Zone	9/20 at 100.00	N/R	974,453
	Facilities Improvement, Special Revenue Bonds, Kiel Opera House Project, Series 2010B,
	7.000%, 9/01/35
1,812	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment	9/14 at 100.00	N/R	1,611,339
	Project, Series 2008A, 6.300%, 8/22/26
748	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts Redevelopment	6/14 at 100.00	N/R	643,916
	Projects, Series 2007A, 6.000%, 3/27/26
13,590	Total Missouri			13,211,122
	Montana – 0.4% (0.4% of Total Investments)
2,700	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series	4/14 at 100.00	B+	2,707,128
	2000, 8.000%, 7/01/20 (Alternative Minimum Tax)
	Nebraska – 1.7% (1.5% of Total Investments)
1,000	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A	1,002,730
6,485	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2,	2/17 at 100.00	AA+	10,034,824
	Tender Option Bond Trust 11673, 20.138%,8/01/40 – AMBAC Insured (IF)
7,485	Total Nebraska			11,037,554
	Nevada – 0.9% (0.7% of Total Investments)
2,500	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	No Opt. Call	Aa1	3,005,000
	Tender Option Bond Trust Series 2010-11836, 18.195%, 6/01/16 (IF)
	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax
	Revenue Bonds Series 2008A:
825	6.500%, 6/15/20	6/18 at 100.00	B2	863,445
1,500	6.750%, 6/15/28	6/18 at 100.00	B2	1,508,835
4,825	Total Nevada			5,377,280
	New Jersey – 2.4% (2.1% of Total Investments)
2,100	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	9/22 at 101.00	B	2,031,834
	Airlines Inc., Series 1999, 5.250%, 9/15/29 (Alternative Minimum Tax)
2,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	5/14 at 100.00	B	2,000,080
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
1,000	New Jersey Economic Development Authority, Student Hosuing Revenue Bonds, Provident	6/20 at 100.00	Baa3	1,065,340
	Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series
	2010A, 5.875%, 6/01/42
600	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and	6/19 at 100.00	N/R (6)	789,792
	Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)
5,200	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	5,069,166
	University Hospital, Series 2007, 5.750%, 7/01/37
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s
	Healthcare System Obligated Group Issue, Series 2008:
1,000	6.000%, 7/01/18	No Opt. Call	BBB–	1,102,350
2,000	6.625%, 7/01/38	7/18 at 100.00	BBB–	2,038,440
1,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A,	6/18 at 100.00	AA–	1,062,250
	6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)
14,900	Total New Jersey			15,159,252
	New Mexico – 0.7% (0.6% of Total Investments)
1,000	Jicarilla Apache Nation, New Mexico, Revenue Bonds, Series 2002A, 5.500%, 9/01/23	No Opt. Call	N/R	969,990
1,000	Mariposa East Public Improvement District, New Mexico, General Obligation Bonds, Series 2006,	9/16 at 100.00	N/R	811,580
	6.000%, 9/01/32 (4)
1,210	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue	10/23 at 100.00	N/R	1,223,298
	Bonds, Series 2013, 7.250%, 10/01/43
470	Montecito Estates Public Improvement District, New Mexico, Special Levee Revenue Bonds, Series	10/17 at 100.00	N/R	475,974
	2007, 7.000%, 10/01/37
965	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, La Vida LLena	7/20 at 100.00	BBB–	986,906
	Project, Series 2010A, 5.875%, 7/01/30
4,645	Total New Mexico			4,467,748
	New York – 2.1% (1.8% of Total Investments)
1,000	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	1/20 at 100.00	BBB–	1,073,760
	Bonds, Barclays Center Project, Series 2009, 6.375%, 7/15/43
	New York City Industrial Development Agency, New York, American Airlines-JFK International
	Airport Special Facility Revenue Bonds, Series 2005:
1,745	7.500%, 8/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	1,855,650
1,000	7.625%, 8/01/25 (Alternative Minimum Tax)	8/16 at 101.00	N/R	1,098,330
1,000	8.000%, 8/01/28	8/16 at 101.00	N/R	1,098,310
1,000	7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	1,098,310
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx
	Parking Development Company, LLC Project, Series 2007:
1,500	5.750%, 10/01/37 (8)	10/17 at 100.00	N/R	584,460
5,000	5.875%, 10/01/46 (9)	10/17 at 102.00	N/R	1,948,200
1,030	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 101.00	N/R	957,529
	Needs Facilities Pooled Program, Series 2008A-1, 5.800%, 7/01/23
500	New York Liberty Development Corporation, Liberty Revenue Bonds, Secured by Port Authority	12/21 at 100.00	AA–	587,800
	Consolidated Bonds, Tender Option Bonds Trust 1190, 18.351%, 12/15/41 (IF) (5)
1,375	New York Liberty Development Corporation, Second Priority Liberty Revenue Refunding Bonds,	1/20 at 100.00	A–	1,474,234
	Bank of America Tower at One Bryant Park Project, Series 2010, 6.375%, 7/15/49
	New York Liberty Development Corporation, Second Priority Liberty Revenue Refunding Bonds,
	Bank of America Tower at One Bryant Park Project, Tender Option Bond Trust PT4704:
250	18.746%, 1/15/44 (IF) (5)	1/20 at 100.00	AA+	284,160
625	18.746%, 1/15/44 (IF) (5)	1/20 at 100.00	AA+	710,400
530	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB	575,310
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
16,555	Total New York			13,346,453
	North Carolina – 1.9% (1.6% of Total Investments)
1,970	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series	10/17 at 100.00	N/R	1,741,697
	2007, 5.250%, 10/01/38
940	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	No Opt. Call	AA–	1,118,948
	Carolinas HealthCare System, Tender Option Bond Trust 11963, 19.391%, 1/15/19 (IF)
5,250	North Carolina Capital Facilities Finance Agency, Solid Waste Facilities Revenue Bonds,	7/16 at 100.00	N/R	5,145,840
	Liberty Tire Services of North Carolina LLC, Series 2004A, 6.750%, 7/01/29
	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond,
	Meredith College, Series 2008A:
1,000	6.000%, 6/01/31	6/18 at 100.00	BBB	1,060,610
1,000	6.125%, 6/01/35	6/18 at 100.00	BBB	1,056,610
960	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/16 at 100.00	AA+	1,777,286
	2008, Tender Option Bonds Trust 3248, 27.579%, 10/01/21 (IF)
11,120	Total North Carolina			11,900,991
	Ohio – 3.3% (2.8% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed
	Revenue Bonds, Senior Lien, Series 2007A-2:
2,315	5.125%, 6/01/24	6/17 at 100.00	B–	1,952,031
2,000	5.875%, 6/01/30	6/17 at 100.00	B	1,612,760
5,875	5.750%, 6/01/34	6/17 at 100.00	B	4,574,745
2,455	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/22 at 100.00	B	2,011,946
	Revenue Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
2,220	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund	5/14 at 102.00	BBB+	2,099,054
	Program – Garfield Heights Project, Series 2004D, 5.250%, 5/15/23
1,700	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds,	12/20 at 100.00	BB–	1,723,885
	United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40
1,270	Medina County Port Authority, Ohio, Development Revenue Bond, Fiber Network Project, Series	12/20 at 100.00	A+	1,374,305
	2010B, 6.000%, 12/01/30
1,250	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	No Opt. Call	Aa2	1,775,200
	Obligated Group, Tender Option Bond Trust 3551, 20.365%, 1/01/17 (IF)
500	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 2005, 5.750%,	4/15 at 100.00	BBB–	504,210
	4/01/35 (Alternative Minimum Tax)
3,000	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997	2/14 at 100.00	CCC+	2,901,120
	Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)
6,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	197,400
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (4)
28,585	Total Ohio			20,726,656
	Oklahoma – 1.4% (1.2% of Total Investments)
2,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	2,189,220
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
940	Okeene Municipal Hospital and Schallmo Authority, Oklahoma, Revenue Bonds, Series 2006,	1/16 at 101.00	N/R	941,983
	7.000%, 1/01/35
4,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1995,	6/14 at 100.00	N/R	4,001,480
	6.250%, 6/01/20
1,500	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc.,	No Opt. Call	N/R	1,563,300
	Series 2004A, 7.750%, 6/01/35 (Mandatory put 12/01/14)
8,440	Total Oklahoma			8,695,983
	Pennsylvania – 2.4% (2.1% of Total Investments)
500	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement	11/19 at 100.00	BB–	522,020
	Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009, 6.750%, 11/01/24
905	Berks County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, One	11/17 at 101.00	N/R	826,256
	Douglassville Properties Project, Series 2007A, 6.125%, 11/01/34 (Alternative Minimum Tax)
2,000	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds,	10/15 at 102.00	N/R	1,961,760
	Immaculata University, Series 2005, 5.750%, 10/15/37
1,410	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School	12/17 at 100.00	BBB–	1,428,626
	Revenue Bonds, Series 2007A, 6.375%, 12/15/37
185	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage	8/20 at 100.00	AA	235,964
	Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 62B, 19.508%,
	8/01/38 (IF) (5)
4,115	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds	6/14 at 100.00	CCC+	4,114,834
	(USGCorporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)
1,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option	4/19 at 100.00	AA+	1,094,800
	Bond Trust 4657, 16.697%, 10/01/29 (IF) (5)
2,500	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva	1/23 at 100.00	N/R	2,543,175
	Esperanza, Inc. – Esperanza Academy Charter School, Series 2013, 8.000%, 1/01/33
395	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	402,327
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40
500	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue	No Opt. Call	BB+	436,490
	Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/36
1,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue	No Opt. Call	BB+	1,005,570
	Bonds, Temple University Health System Obligated Group, Series 2012B, 6.250%, 7/01/23
925	Scranton, Pennsylvania, General Obligation Bonds, Series 2012A, 8.500%, 9/01/22	No Opt. Call	N/R	891,876
15,435	Total Pennsylvania			15,463,698
	Rhode Island – 0.6% (0.5% of Total Investments)
500	Rhode Island Health & Educational Building Corporation, Health Facilities Revenue Bonds,	1/21 at 100.00	N/R	554,160
	Tockwotton Home, Series 2011, 8.375%, 1/01/46
1,000	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Series 2008A, 6.750%,	12/17 at 100.00	A	1,078,700
	12/01/28 (Alternative Minimum Tax)
2,035	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	4/14 at 100.00	BBB–	2,002,399
	Series 2002A, 6.250%, 6/01/42
3,535	Total Rhode Island			3,635,259
	South Carolina – 0.8% (0.7% of Total Investments)
4,000	Lancaster County, South Carolina, Assessment Bonds, Edgewater II Improvement District, Series	11/17 at 100.00	N/R	1,984,600
	2007A, 7.750%, 11/01/39 (4)
3,477	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District,	No Opt. Call	N/R	1,724,070
	Series 2007B, 7.700%, 11/01/17 (4)
1,250	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health,	8/21 at 100.00	AA–	1,395,863
	Refunding Series 2011A, 6.500%, 8/01/39 – AGM Insured
8,727	Total South Carolina			5,104,533
	Tennessee – 1.6% (1.4% of Total Investments)
3,000	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds,	7/20 at 100.00	BBB+	3,332,820
	Mountain States Health Alliance, Refunding Series 2010A, 6.500%, 7/01/38
6,024	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	6,366,464
965	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds,	7/17 at 100.00	N/R	707,847
	Rutland Place, Series 2007A, 6.300%, 7/01/37
9,989	Total Tennessee			10,407,131
	Texas – 8.4% (7.3% of Total Investments)
2,000	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Second Tier	1/17 at 100.00	Ba2	1,975,380
	Series 2006B, 5.750%, 1/01/34
1,565	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Third Tier	7/14 at 100.00	N/R	1,576,503
	Series 2001C, 9.750%, 1/01/26
4,005	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	7/18 at 100.00	CCC	125,156
	Company, Series 2001D, 8.250%, 5/01/33 (Alternative Minimum Tax)
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011:
1,000	6.750%, 1/01/41	1/21 at 100.00	Baa3	1,062,780
250	6.000%, 1/01/41	1/21 at 100.00	Baa2	262,148
	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center
	for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A:
2,100	8.750%, 2/15/28	2/18 at 100.00	B+	2,132,697
2,000	9.000%, 2/15/38	2/18 at 100.00	B+	2,041,860
1,700	Dallas-Fort. Worth International Airport Facility Improvement Corporation, Texas, Revenue	No Opt. Call	N/R	536,255
	Bonds, American Airlines Inc., Series 2000-A2, 9.000%, 5/01/29 (Alternative Minimum Tax) (7)
10	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	No Opt. Call	N/R	3,041
	American Airlines Inc., Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax) (7)
1,285	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	No Opt. Call	N/R	410,892
	American Airlines Inc., Series 2000A-3, 9.125%, 5/01/99 (Alternative Minimum Tax) (7)
2,910	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds,	2/18 at 100.00	BB+	2,885,236
	Series 2008A, 6.500%, 8/15/38
	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A:
1,840	7.000%, 9/01/25	9/14 at 100.00	N/R	1,881,750
6,600	7.125%, 9/01/34	9/14 at 100.00	N/R	6,733,978
	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A:
450	6.625%, 9/01/31	9/23 at 100.00	N/R	455,918
1,000	6.375%, 9/01/42	9/23 at 100.00	N/R	981,690
585	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	4/14 at 100.00	BB+	585,532
	Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)
2,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G,	4/14 at 100.00	A	2,000,000
	5.250%, 11/15/30 – NPFG Insured
960	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A,	8/16 at 100.00	N/R	866,832
	6.000%, 2/15/36
950	Hidalgo Willacy Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds,	1/16 at 100.00	N/R	959,633
	Heritage Square Apartments Project, Series 2003A, 7.000%, 1/01/39
	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc.,
	Series 2001E:
600	7.375%, 7/01/22 (Alternative Minimum Tax)	4/14 at 100.00	B	600,012
1,365	6.750%, 7/01/29 (Alternative Minimum Tax)	4/14 at 100.00	B	1,365,082
1,990	Jefferson County Industrial Development Corporation, Texas, Hurricane Ike Disaster Area	7/22 at 100.00	N/R	2,058,536
	Revenue Bonds, Port of Beaumont Petroleum Transload Terminal, LLC Project, Series 2012,
	8.250%, 7/01/32
980	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk	8/14 at 100.00	N/R	832,500
	Education Foundation, Series 2007A, 5.450%, 8/15/36
1,330	La Vernia Higher Education Financing Corporation, Texas, Education Revenue Bonds, Amigos Por	2/16 at 100.00	N/R	1,297,069
	Vida Friends For Life Public Charter School, Series 2008, 6.375%, 2/15/37
335	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	354,738
	5.750%, 1/01/38
2,250	North Texas Tollway Authority, Special Projects System Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AA+	3,085,290
	11946, 20.375%, 3/01/19 (IF)
2,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company	8/14 at 100.00	CC	55,000
	LLC Project, Series 2003B, 6.150%, 8/01/22
250	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	A–	295,340
	Lien Series 2008D, 6.250%, 12/15/26
5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	5,038,898
	2012, 5.000%, 12/15/31
2,810	Texas Private Activity Bond Surface Transporation Corporation, Revenue Bonds, NTE Mobility	12/19 at 100.00	Baa2	3,074,590
	Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009,
	6.875%, 12/31/39
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
1,000	7.000%, 6/30/34	6/20 at 100.00	Baa3	1,109,730
4,500	7.000%, 6/30/40	6/20 at 100.00	Baa3	4,984,695
920	Texas Public Finance Authority Charter School Finance Corporation, Charter School Revenue	12/14 at 100.00	BB+	920,028
	Bonds, School of Excellence Education Project, Series 2004A, 7.000%, 12/01/34
550	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster	11/20 at 100.00	BB+	593,687
	Manor, Series 2010, 7.000%, 11/01/30
340	Trinity River Authority of Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	5/14 at 100.00	CC	9,350
	Company, Series 2003, 6.250%, 5/01/28 (Alternative Minimum Tax)
59,430	Total Texas			53,151,826
	Utah – 1.9% (1.6% of Total Investments)
	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Noah Webster
	Academy, Series 2008A:
1,390	6.250%, 6/15/28	6/17 at 100.00	N/R	1,345,145
1,430	6.500%, 6/15/38	6/17 at 100.00	N/R	1,357,985
1,690	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis	7/20 at 100.00	BBB–	1,722,093
	Preparatory Academy, Series 2010, 6.375%, 7/15/40
1,980	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Summit Academy High	5/21 at 100.00	N/R	2,103,413
	School, Series 2011A, 8.125%, 5/15/31
5,550	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series	12/17 at 100.00	BBB–	5,478,294
	2007A, 5.800%, 6/15/38
12,040	Total Utah			12,006,930
	Vermont – 0.2% (0.2% of Total Investments)
1,155	Vermont Educational and Health Buildings FInancing Agency, Revenue Bonds, Vermont Law School	1/21 at 100.00	Baa2	1,213,351
	Project, Series 2011A, 6.250%, 1/01/41
	Virgin Islands – 0.1% (0.1% of Total Investments)
420	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	BBB	460,438
	Series 2009A, 6.750%, 10/01/37
	Virginia – 1.3% (1.1% of Total Investments)
839	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds,	3/14 at 102.00	N/R	540,534
	Series 2003B, 6.250%, 3/01/18 (4)
1,000	Giles County Industrial Development Authority, Virginia, Exempt Facility Revenue Bonds,	4/14 at 100.00	BB–	1,004,230
	Hoechst Celanese Project, Series 1996, 6.450%, 5/01/26
9,400	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien	No Opt. Call	BBB+	2,000,884
	Revenue Bonds, Series 2009B, 0.000%, 10/01/38 – AGC Insured
4,625	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	B2	3,069,289
	Series 2007B1, 5.000%, 6/01/47
1,000	Virginia Small Business Financing Authority, Revenue Bonds Hampton Roads Proton Beam Therapy	7/14 at 102.00	N/R (6)	1,055,930
	Institute at Hampton University, LLC Project, Series 2009, 9.000%, 7/01/39 (Pre-refunded 7/01/14)
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
100	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	104,837
130	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	130,341
17,094	Total Virginia			7,906,045
	Washington – 2.7% (2.4% of Total Investments)
500	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information	6/19 at 100.00	AA	634,280
	Services Project, Tender Option Bond Trust 11-14W-B, 19.592%, 6/01/39 (IF) (5)
2,415	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information	6/19 at 100.00	AA	3,164,230
	Services Project, Tender Option Bond Trust 2009-14A&B, 19.832%, 6/01/34 (IF) (5)
3,600	Kalispel Indian Tribe, Washington, Priority Distribution Bonds, Series 2008, 6.750%, 1/01/38	1/18 at 100.00	N/R	3,106,332
410	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds,	4/14 at 100.00	N/R	390,029
	Series 2013, 5.750%, 4/01/43
9,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	12/17 at 100.00	N/R	9,017,548
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
15	Washington State Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical	8/17 at 100.00	BBB	15,346
	Center, Series 2007B, 5.750%, 8/15/37 – ACA Insured
1,000	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella	No Opt. Call	N/R	908,880
	Project, Series 2012A, 6.750%, 10/01/47
16,940	Total Washington			17,236,645
	West Virginia – 0.4% (0.4% of Total Investments)
1,500	Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers, Commercial	No Opt. Call	N/R	1,382,535
	Development Revenue Bonds, Scattered Site Housing Projects, Series 2010, 5.750%, 12/01/44
900	Ohio County Commission, West Virginia, Special District Excise Tax Revenue Bonds, Fort Henry	3/16 at 100.00	BBB	916,389
	Economic Development, Series 2006B, 5.625%, 3/01/36
500	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre	6/17 at 100.00	N/R	509,055
	Financing District, Series 2007A, 5.850%, 6/01/34
2,900	Total West Virginia			2,807,979
	Wisconsin – 3.4% (3.0% of Total Investments)
30	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort	No Opt. Call	N/R	32,487
	James Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)
550	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series	12/14 at 101.00	N/R (6)	590,145
	2003A, 7.750%, 6/01/16 (Pre-refunded 12/01/14)
2,000	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series	12/18 at 102.00	N/R	1,930,960
	2006, 7.000%, 12/01/26
1,650	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Thomas Jefferson	7/19 at 100.00	BBB–	1,724,778
	Classical Academy of Mooresboro, North Carolina, Series 2011, 7.125%, 7/01/42
830	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood	No Opt. Call	N/R	742,900
	Classical Preparatory School in Albuquerque, New Mexico, Series 2012A, 6.250%, 12/01/42
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community	No Opt. Call	AA–	1,150,680
	Health, Inc. Obligated Group, Tender Option Bond Trust 3592, 19.321%, 4/01/17 (IF) (5)
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Southwest Health Center	4/14 at 100.00	N/R (6)	1,010,180
	Inc., Series 2004A, 6.250%, 4/01/34 (Pre-refunded 4/01/14)
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan
	Healthcare System, Series 2006A:
5,995	5.250%, 8/15/26 (UB)	8/16 at 100.00	A–	6,348,525
4,500	5.250%, 8/15/34 (UB)	8/16 at 100.00	A–	4,505,175
1,500	16.776%, 8/15/34 (IF)	8/16 at 100.00	A–	1,506,900
2,000	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary	6/22 at 100.00	N/R	2,084,460
	North Carolina, Series 2012A, 8.625%, 6/01/47
21,055	Total Wisconsin			21,627,190
$ 772,766	Total Municipal Bonds (cost $699,139,450)			723,575,043

Shares	Description (1)				Value
	COMMON STOCKS – 0.3% (0.3% of Total Investments)
	Airlines – 0.3% (0.3% of Total Investments)
65,250	American Airlines Group Inc., (10)				$ 2,189,138
	Total Common Stocks (cost $2,189,138)				2,189,138

Shares	Description (1)		Coupon	Ratings (3)	Value
	CONVERTIBLE PREFERRED SECURITIES– 0.8% (0.7% of Total Investments)
	Airlines – 0.8% (0.7% of Total Investments)
182	American Airlines Group Inc., (10)		6.250%	N/R	$ 4,843,939
	Total Convertible Preferred Securities (cost $4,843,939)				4,843,939

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$ 26	Las Vegas Monorail Company, Senior Interest Bonds (7), (11)	5.500%	7/15/19	N/R	$ 4,620
7	Las Vegas Monorail Company, Senior Interest Bonds (7), (11)	3.000%	7/15/55	N/R	964
$ 33	Total Corporate Bonds (cost $5,584)				5,584
	Total Long-Term Investments (cost $706,178,111)				730,613,704
	Floating Rate Obligations – (2.1)%				(13,280,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (13.8)% (12)				(87,000,000)
	Other Assets Less Liabilities – 0.3% (13)				1,889,149
	Net Assets Applicable to Common Shares – 100%				$ 632,222,853

Investments in Derivatives as of January 31, 2014
Swaps outstanding:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (14)	Date	(Depreciation) (13)
Barclays PLC	$5,000,000	Receive	3-Month USD-LIBOR	2.755%	Semi-Annually	5/30/14	5/30/34	$611,250

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$721,834,468	$1,740,575	$723,575,043
Common Stock	2,189,138	—	—	2,189,138
Convertible Preferred Securities	4,843,939	—	—	4,843,939
Corporate Bonds	—	—	5,584	5,584
Derivatives:
Swaps	—	611,250	—	611,250
Total	$7,033,077	$722,445,718	$1,746,159	$731,224,954

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2014, the cost of investments was $696,290,494.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2014, were as follows:

Gross unrealized:
Appreciation	$ 61,627,270
Depreciation	(40,584,048)
Net unrealized appreciation (depreciation) of investments	$ 21,043,222

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s
Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Directors. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	On April 1, 2013, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from 5.750%
to 2.300%.
(9)	On April 1, 2013, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from 5.875%
to 2.350%.
(10)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”)
filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which is to be converted to AAL common stock over a 120-day period.
Every 30 days, a quarter of the preferred stock will be converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(11)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an interest rate of 5.500% maturing on July 15, 2019 and the second with an interest rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The
Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(12)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 11.9%.
(13)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(14)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal High Income Opportunity Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2014